Property, Equipment and Software, Net - Schedule of property, equipment and software, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	¥ 191,042		¥ 141,665
Less: accumulated depreciation	(98,926)		(61,350)
Net book value	92,116	$ 13,356	80,315
Servers and computers [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	135,740		84,425
Furniture, fixtures and office equipment [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	12,788		14,053
Leasehold improvements [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	35,674		38,120
Software and others [Member]
Property Equipment and Software, Net [Line Items]
Property and equipment, gross	¥ 6,840		¥ 5,067